Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Increase to Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per the financial statements	$ 4,289,012
True up match contribution receivable - 2024	96,609
Net increase per the Form 5500	$ 4,385,621